Secured Borrowings (Schedule Of Weighted Average Interest Rates On Senior And Junior Tranche Loans, Excluding Debt Discount Amortization) (Details)	Dec. 31, 2013	Dec. 31, 2012
Variable rate loans:
Facility weighted average interest rate	4.91%	5.18%
BOS Facility [Member] | Senior Tranches [Member]
Fixed rate loans:
Fixed rate loans	5.62%	5.88%
Variable rate loans:
Variable rate loans		1.64%
BOS Facility [Member] | Junior Tranches [Member]
Fixed rate loans:
Fixed rate loans	7.91%	7.39%
Variable rate loans:
Variable rate loans		2.91%
CBA Facility [Member]
Variable rate loans:
Facility weighted average interest rate	4.91%	5.18%
CBA Facility [Member] | Tranche A [Member]
Fixed rate loans:
Fixed rate loans	6.53%
Variable rate loans:
Variable rate loans	2.66%
CBA Facility [Member] | Tranche B [Member]
Fixed rate loans:
Fixed rate loans	4.58%
Variable rate loans:
Variable rate loans	2.66%